SchwabFunds-Registered Trademark-


Schwab
Government
Cash Reserves



Annual Report
December 31, 1998

SCHWAB GOVERNMENT CASH RESERVES

We're pleased to bring you this report for the Schwab Government Cash Reserves (the Fund) for the period since inception on April 1, 1998, through December 31, 1998. In the following pages, we'll provide you with an overview of the economic events that occurred over the past year and explain how we positioned the Fund to respond to these events.
During the reporting period, the Fund continued to provide investors with current income combined with capital stability and liquidity. In addition, it also offered the convenient automatic investment ("sweep") of cash balances in your Schwab Access-TM- account.

Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money investing in the Fund.

CONTENTS

------------------------------------------------
A Message from the Chairman                    1
------------------------------------------------
Market Overview                                2
------------------------------------------------
Portfolio Management                           6
------------------------------------------------
Fund Performance and Portfolio
 Composition                                   7
------------------------------------------------
Glossary of Terms                              8
------------------------------------------------
Portfolio Highlights                           9
------------------------------------------------
Financial Statements and Notes                10
------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

The past year was an eventful one for U.S. financial markets. As 1998 unfolded, investors reacted nervously to heightening tension in the Middle East, controversy in the White House and concern that an escalation in Asia's financial troubles might negatively affect U.S. companies' earnings growth. But, after a shaky start, positive economic news helped the markets regain their footing.

Investor confidence remained unshaken throughout the early part of the year until merger talks, conflicting economic news, concern about the dollar-yen relationship and speculation about a possible tightening move by the Federal Reserve caused increased volatility in domestic markets. Likewise, a combination of factors-- including worries about possible currency devaluations, the downgrading of several large Japanese banks, continued social and economic unrest in Indonesia and a budding nuclear arms race between Pakistan and India-- sent foreign markets reeling. This continued turmoil both at home and abroad caused some investors to flee all but the safest, most liquid investments, such as money market funds and U.S. Treasuries.

This volatility eased somewhat, helped in large part by record low bond yields and an absence of fresh bad news out of Asia. The U.S. stock market enjoyed impressive gains and several stock market indices passed major milestones. Then, in July, a reversal of fortune, triggered by speculation that Asia's economic problems might be deeper and longer lasting than previously expected, caused markets to plunge. Markets continued to tumble as global economic woes continued, domestic economic growth slowed and corporate profits showed their first year-over-year decline in nearly a decade. Worried that worldwide economic turmoil might trigger a further slowdown in U.S. growth and a drop in corporate profitability, investors moved out of U.S. stocks in droves.

As the year wound down, however, financial markets rebounded from steep summer losses, boosted by positive economic news, low bond yields, a flurry of major merger announcements and a spate of interest rate cuts both at home and abroad. And, in the end, most U.S. financial markets rounded out a volatile 1998 with big gains.

No one can predict what might happen to markets in the future. That's why, regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term. Because money funds can play an important role in your asset allocation plan, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us and we recognize that the support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $80 billion in assets on behalf of more than 3.4 million SchwabFunds-Registered Trademark- shareholders.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued to grow at a strong real rate of 3.9% during 1998--in excess of the Federal Reserve's target range of 3.00% to 3.25%. Hurt by the Asian economic crisis and declining exports, the growth rate slowed from 5.5% in the first quarter to 1.8% in the second quarter. Strong consumer spending--which represents about two-thirds of economic activity--helped the growth rate rebound to 3.7% and 5.6% during the third and fourth quarters, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              REAL GDP GROWTH RATE
                           QUARTERLY PERCENTAGE CHANGE
                                (ANNUALIZED RATE)
Q1 1990                              3.9%
Q2 1990                              1.2%
Q3 1990                             -1.9%
Q4 1990                             -4.0%
Q1 1991                             -2.1%
Q2 1991                              1.8%
Q3 1991                              1.0%
Q4 1991                              1.0%
Q1 1992                              4.7%
Q2 1992                              2.5%
Q3 1992                              3.0%
Q4 1992                              4.3%
Q1 1993                              0.1%
Q2 1993                              2.0%
Q3 1993                              2.1%
Q4 1993                              5.3%
Q1 1994                              3.0%
Q2 1994                              4.7%
Q3 1994                              1.8%
Q4 1994                              3.6%
Q1 1995                              1.7%
Q2 1995                              0.4%
Q3 1995                              3.3%
Q4 1995                              2.8%
Q1 1996                              3.3%
Q2 1996                              6.1%
Q3 1996                              2.1%
Q4 1996                              4.2%
Q1 1997                              4.2%
Q2 1997                              4.0%
Q3 1997                              4.2%
Q4 1997                              3.0%
Q1 1998                              5.5%
Q2 1998                              1.8%
Q3 1998                              3.7%
Q4 1998                              5.6%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion. Uncertainties persist, however, as to the ultimate effect international economic problems will have on the U.S. economy, particularly on corporate earnings. Going forward, the behavior of domestic consumers in response to recent stock market volatility also may be a key determinant of whether the economy continues on its current course or softens in 1999.

UNEMPLOYMENT

In December, unemployment stood at 4.3%--its lowest level in 28 years. Labor markets have become extremely tight, growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs. (Refer to Employment Cost Index on the following page.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              U.S. UNEMPLOYMENT RATE
Jan-90                                 5.4%
Feb-90                                 5.3%
Mar-90                                 5.2%
Apr-90                                 5.4%
May-90                                 5.4%
Jun-90                                 5.2%
Jul-90                                 5.5%
Aug-90                                 5.7%
Sep-90                                 5.9%
Oct-90                                 5.9%
Nov-90                                 6.2%
Dec-90                                 6.3%
Jan-91                                 6.4%
Feb-91                                 6.6%
Mar-91                                 6.8%
Apr-91                                 6.7%
May-91                                 6.9%
Jun-91                                 6.9%
Jul-91                                 6.8%
Aug-91                                 6.9%
Sep-91                                 6.9%
Oct-91                                 7.0%
Nov-91                                 7.0%
Dec-91                                 7.3%
Jan-92                                 7.3%
Feb-92                                 7.4%
Mar-92                                 7.4%
Apr-92                                 7.4%
May-92                                 7.6%
Jun-92                                 7.8%
Jul-92                                 7.7%
Aug-92                                 7.6%
Sep-92                                 7.6%
Oct-92                                 7.3%
Nov-92                                 7.4%
Dec-92                                 7.4%
Jan-93                                 7.3%
Feb-93                                 7.1%
Mar-93                                 7.0%
Apr-93                                 7.1%
May-93                                 7.1%
Jun-93                                 7.0%
Jul-93                                 6.9%
Aug-93                                 6.8%
Sep-93                                 6.7%
Oct-93                                 6.8%
Nov-93                                 6.6%
Dec-93                                 6.5%
Jan-94                                 6.6%
Feb-94                                 6.6%
Mar-94                                 6.5%
Apr-94                                 6.4%
May-94                                 6.0%
Jun-94                                 6.1%
Jul-94                                 6.1%
Aug-94                                 6.1%
Sep-94                                 5.9%
Oct-94                                 5.8%
Nov-94                                 5.6%
Dec-94                                 5.4%
Jan-95                                 5.6%
Feb-95                                 5.4%
Mar-95                                 5.4%
Apr-95                                 5.7%
May-95                                 5.6%
Jun-95                                 5.6%
Jul-95                                 5.7%
Aug-95                                 5.7%
Sep-95                                 5.7%
Oct-95                                 5.6%
Nov-95                                 5.6%
Dec-95                                 5.6%
Jan-96                                 5.7%
Feb-96                                 5.5%
Mar-96                                 5.5%
Apr-96                                 5.5%
May-96                                 5.5%
Jun-96                                 5.3%
Jul-96                                 5.5%
Aug-96                                 5.2%
Sep-96                                 5.2%
Oct-96                                 5.3%
Nov-96                                 5.4%
Dec-96                                 5.3%
Jan-97                                 5.3%
Feb-97                                 5.3%
Mar-97                                 5.2%
Apr-97                                 5.0%
May-97                                 4.8%
Jun-97                                 5.0%
Jul-97                                 4.9%
Aug-97                                 4.9%
Sep-97                                 4.9%
Oct-97                                 4.8%
Nov-97                                 4.6%
Dec-97                                 4.7%
Jan-98                                 4.7%
Feb-98                                 4.6%
Mar-98                                 4.7%
Apr-98                                 4.3%
May-98                                 4.3%
Jun-98                                 4.5%
Jul-98                                 4.5%
Aug-98                                 4.5%
Sep-98                                 4.6%
Oct-98                                 4.6%
Nov-98                                 4.4%
Dec-98                                 4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation remained remarkably well contained. The Consumer Price Index
(CPI) rose just 1.6% during 1998--the lowest level since 1986. Its core rate, which excludes the more volatile food and energy components, rose 2.4%--its lowest level since 1966. For all of 1998, overall producer prices fell 0.1% after dropping 1.2% in 1997, marking the first time that the index, which was created in 1947, has fallen for two consecutive years.

The Employment Cost Index, which measures inflation in wages, salaries and benefits, increased 3.4% in 1998, its largest increase in a calendar year since 1993.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   MEASURES OF INFLATION

                                                               Quarterly Employment Cost Index   Monthly Consumer Price Index
Jan-90                                                                      5.46%                           5.2%
Feb-90                                                                      5.46%                           5.3%
Mar-90                                                                      5.46%                           5.2%
Apr-90                                                                      5.40%                           4.7%
May-90                                                                      5.40%                           4.4%
Jun-90                                                                      5.40%                           4.7%
Jul-90                                                                      5.22%                           4.8%
Aug-90                                                                      5.22%                           5.6%
Sep-90                                                                      5.22%                           6.2%
Oct-90                                                                      4.87%                           6.3%
Nov-90                                                                      4.87%                           6.3%
Dec-90                                                                      4.87%                           6.1%
Jan-91                                                                      4.60%                           5.7%
Feb-91                                                                      4.60%                           5.3%
Mar-91                                                                      4.60%                           4.9%
Apr-91                                                                      4.55%                           4.9%
May-91                                                                      4.55%                           5.0%
Jun-91                                                                      4.55%                           4.7%
Jul-91                                                                      4.30%                           4.4%
Aug-91                                                                      4.30%                           3.8%
Sep-91                                                                      4.30%                           3.4%
Oct-91                                                                      4.28%                           2.9%
Nov-91                                                                      4.28%                           3.0%
Dec-91                                                                      4.28%                           3.1%
Jan-92                                                                      4.03%                           2.6%
Feb-92                                                                      4.03%                           2.8%
Mar-92                                                                      4.03%                           3.2%
Apr-92                                                                      3.63%                           3.2%
May-92                                                                      3.63%                           3.0%
Jun-92                                                                      3.63%                           3.1%
Jul-92                                                                      3.50%                           3.2%
Aug-92                                                                      3.50%                           3.1%
Sep-92                                                                      3.50%                           3.0%
Oct-92                                                                      3.48%                           3.2%
Nov-92                                                                      3.48%                           3.0%
Dec-92                                                                      3.48%                           2.9%
Jan-93                                                                      3.52%                           3.3%
Feb-93                                                                      3.52%                           3.2%
Mar-93                                                                      3.52%                           3.1%
Apr-93                                                                      3.59%                           3.2%
May-93                                                                      3.59%                           3.2%
Jun-93                                                                      3.59%                           3.0%
Jul-93                                                                      3.55%                           2.8%
Aug-93                                                                      3.55%                           2.8%
Sep-93                                                                      3.55%                           2.7%
Oct-93                                                                      3.53%                           2.8%
Nov-93                                                                      3.53%                           2.7%
Dec-93                                                                      3.53%                           2.7%
Jan-94                                                                      3.23%                           2.5%
Feb-94                                                                      3.23%                           2.5%
Mar-94                                                                      3.23%                           2.5%
Apr-94                                                                      3.21%                           2.4%
May-94                                                                      3.21%                           2.3%
Jun-94                                                                      3.21%                           2.5%
Jul-94                                                                      3.18%                           2.8%
Aug-94                                                                      3.18%                           2.9%
Sep-94                                                                      3.18%                           3.0%
Oct-94                                                                      2.99%                           2.6%
Nov-94                                                                      2.99%                           2.7%
Dec-94                                                                      2.99%                           2.7%
Jan-95                                                                      2.88%                           2.8%
Feb-95                                                                      2.88%                           2.9%
Mar-95                                                                      2.88%                           2.9%
Apr-95                                                                      2.87%                           3.1%
May-95                                                                      2.87%                           3.2%
Jun-95                                                                      2.87%                           3.0%
Jul-95                                                                      2.68%                           2.8%
Aug-95                                                                      2.68%                           2.6%
Sep-95                                                                      2.68%                           2.5%
Oct-95                                                                      2.75%                           2.8%
Nov-95                                                                      2.75%                           2.6%
Dec-95                                                                      2.75%                           2.5%
Jan-96                                                                      2.80%                           2.7%
Feb-96                                                                      2.80%                           2.7%
Mar-96                                                                      2.80%                           2.8%
Apr-96                                                                      2.87%                           2.9%
May-96                                                                      2.87%                           2.9%
Jun-96                                                                      2.87%                           2.8%
Jul-96                                                                      2.84%                           3.0%
Aug-96                                                                      2.84%                           2.9%
Sep-96                                                                      2.84%                           3.0%
Oct-96                                                                      2.91%                           3.0%
Nov-96                                                                      2.91%                           3.3%
Dec-96                                                                      2.91%                           3.3%
Jan-97                                                                      2.88%                           3.0%
Feb-97                                                                      2.88%                           3.0%
Mar-97                                                                      2.88%                           2.8%
Apr-97                                                                      2.79%                           2.5%
May-97                                                                      2.79%                           2.2%
Jun-97                                                                      2.79%                           2.3%
Jul-97                                                                      2.99%                           2.2%
Aug-97                                                                      2.99%                           2.2%
Sep-97                                                                      2.99%                           2.2%
Oct-97                                                                      3.29%                           2.1%
Nov-97                                                                      3.29%                           1.8%
Dec-97                                                                      3.29%                           1.7%
Jan-98                                                                      3.26%                           1.6%
Feb-98                                                                      3.26%                           1.4%
Mar-98                                                                      3.26%                           1.4%
Apr-98                                                                      3.50%                           1.4%
May-98                                                                      3.50%                           1.7%
Jun-98                                                                      3.50%                           1.7%
Jul-98                                                                      3.70%                           1.7%
Aug-98                                                                      3.70%                           1.6%
Sep-98                                                                      3.70%                           1.5%
Oct-98                                                                      3.40%                           1.5%
Nov-98                                                                      3.40%                           1.5%
Dec-98                                                                      3.40%                           1.6%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew at an annualized rate of 2.2% in 1998, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

The 12-month reporting period served as a textbook example of the benefits of asset allocation, demonstrating that various segments of the equities market can exhibit markedly divergent returns as well as the relative stability of the bonds and cash asset classes.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                                                 S&P 500-REGISTERED
                                         MSCI-EAFE-REGISTERED TRADEMARK-INDEX     TRADEMARK-INDEX
Dec-97                                                  $1.000                        $1.000
Jan-98                                                  $1.046                        $1.011
Feb-98                                                  $1.113                        $1.084
Mar-98                                                  $1.147                        $1.140
Apr-98                                                  $1.156                        $1.151
May-98                                                  $1.151                        $1.131
Jun-98                                                  $1.159                        $1.177
Jul-98                                                  $1.171                        $1.165
Aug-98                                                  $1.026                        $0.996
Sep-98                                                  $0.994                        $1.060
Oct-98                                                  $1.098                        $1.147
Nov-98                                                  $1.154                        $1.216
Dec-98                                                  $1.200                        $1.286

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                RUSSELL 2000-REGISTERED          LEHMAN AGGREGATE
                                                    TRADEMARK-INDEX                 BOND INDEX
Dec-97                                                  $1.000                        $1.000
Jan-98                                                  $0.984                        $1.013
Feb-98                                                  $1.057                        $1.012
Mar-98                                                  $1.100                        $1.015
Apr-98                                                  $1.106                        $1.021
May-98                                                  $1.047                        $1.030
Jun-98                                                  $1.049                        $1.039
Jul-98                                                  $0.964                        $1.041
Aug-98                                                  $0.777                        $1.058
Sep-98                                                  $0.838                        $1.083
Oct-98                                                  $0.872                        $1.077
Nov-98                                                  $0.917                        $1.083
Dec-98                                                  $0.974                        $1.087

The MSCI-EAFE Index, also referred to as the MSCI-EAFE (ND) Index, represents total return net of foreign income taxes withheld on dividends.

The equities markets experienced significant volatility throughout the period, however, what was truly remarkable was the difference between the returns of large- and small-cap stocks. Large-cap stocks, as represented by the S&P 500 Index, achieved a total return of 28.58% for the one-year period. Small- cap stocks, as represented by the Russell 2000 Index, experienced a NEGATIVE total return of 2.57%, resulting in a difference of 31.15% between the 12-month total returns for the two asset classes.

International stock returns were characterized by the markedly divergent performance of Asian countries, most of which experienced significant declines, and European countries, most of which experienced healthy gains for the period. Combined, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 20.00% for the reporting period.

Reflecting the decline in interest rates, fixed income returns were generally strong for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 8.69% for the reporting period.

TREASURY YIELDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                        30-YEAR TREASURY    FIVE-YEAR TREASURY
                                                            BOND YIELD           NOTE YIELD
1/2/98                                                         5.84%               5.61%
1/9/98                                                         5.73%               5.25%
1/16/98                                                        5.81%               5.40%
1/23/98                                                        5.97%               5.52%
1/30/98                                                        5.80%               5.38%
2/6/98                                                         5.92%               5.47%
2/13/98                                                        5.85%               5.42%
2/20/98                                                        5.87%               5.49%
2/27/98                                                        5.92%               5.59%
3/6/98                                                         6.02%               5.65%
3/13/98                                                        5.89%               5.53%
3/20/98                                                        5.89%               5.55%
3/27/98                                                        5.96%               5.68%
4/3/98                                                         5.79%               5.49%
4/10/98                                                        5.88%               5.56%
4/17/98                                                        5.88%               5.56%
4/24/98                                                        5.95%               5.63%
5/1/98                                                         5.93%               5.62%
5/8/98                                                         5.98%               5.65%
5/15/98                                                        5.97%               5.67%
5/22/98                                                        5.90%               5.64%
5/29/98                                                        5.80%               5.55%
6/5/98                                                         5.79%               5.59%
6/12/98                                                        5.66%               5.45%
6/19/98                                                        5.67%               5.51%
6/26/98                                                        5.63%               5.49%
7/3/98                                                         5.60%               5.41%
7/10/98                                                        5.63%               5.40%
7/17/98                                                        5.75%               5.49%
7/24/98                                                        5.69%               5.48%
7/31/98                                                        5.71%               5.50%
8/7/98                                                         5.63%               5.38%
8/14/98                                                        5.54%               5.33%
8/21/98                                                        5.43%               5.19%
8/28/98                                                        5.34%               4.90%
9/4/98                                                         5.29%               4.89%
9/11/98                                                        5.23%               4.65%
9/18/98                                                        5.15%               4.52%
9/25/98                                                        5.11%               4.37%
10/2/98                                                        4.84%               4.08%
10/9/98                                                        5.12%               4.46%
10/16/98                                                       4.98%               4.04%
10/23/98                                                       5.18%               4.30%
10/30/98                                                       5.16%               4.23%
11/6/98                                                        5.39%               4.59%
11/13/98                                                       5.25%               4.50%
11/20/98                                                       5.22%               4.60%
11/27/98                                                       5.16%               4.59%
12/4/98                                                        5.04%               4.39%
12/11/98                                                       5.02%               4.39%
12/18/98                                                       5.00%               4.36%
12/25/98                                                       5.22%               4.71%
Source: BLOOMBERG L.P.

Treasury yields fell during the reporting period by 0.68% to 5.22% for 30-year bonds and by 1.00% to 4.71% for five-year notes. International economic problems were a major factor contributing to the decline in yields. Investors seeking a safe haven increased demand for U.S Treasury securities and bid up prices, thereby decreasing Treasury bond yields. In addition, the Federal Reserve elected to leave rates unchanged throughout much of the reporting period, due in part to international market turbulence, as well as acceptable domestic economic statistics that showed strong growth coupled with contained inflation. This led to favorable fixed income market conditions.

In an effort to provide liquidity to financial markets and shelter the U.S. economy from the effect of increasing weakness in foreign economies, the Federal Reserve cut short-term interest rates three times since the end of September. At the time of this writing, the federal funds rate stood at 4.75%.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates remained in a narrow range throughout the first half of the reporting period due to widespread expectations that there would be no changes to Federal Reserve policy. In the second half of the year, amid increasing concerns surrounding international economic problems and financial markets liquidity, the Federal Reserve initiated a series of three reductions to the federal funds rate. Although these actions accompanied a decline in short-term rates in general, Treasury bill yields, in particular, declined as investors sought a safe haven in U.S. Treasury securities. Towards the end of the period, the "spread" in yields between Treasury Bills and commercial paper returned to more normal levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   1998 YIELDS ON 90-DAY COMMERCIAL PAPER
       AND THREE-MONTH TREASURY BILLS
                                                     THREE-MONTH          90-DAY
                                                    TREASURY BILL    COMMERCIAL PAPER
1/1/98                                                  5.35%               5.54%
1/2/98                                                  5.29%               5.54%
1/5/98                                                  5.23%               5.56%
1/6/98                                                  5.20%               5.47%
1/7/98                                                  5.20%               5.45%
1/8/98                                                  5.10%               5.44%
1/9/98                                                  5.01%               5.42%
1/12/98                                                 5.02%               5.36%
1/13/98                                                 5.19%               5.38%
1/14/98                                                 5.15%               5.37%
1/15/98                                                 5.11%               5.37%
1/16/98                                                 5.15%               5.41%
1/19/98                                                 5.15%               5.41%
1/20/98                                                 5.15%               5.41%
1/21/98                                                 5.11%               5.40%
1/22/98                                                 5.13%               5.40%
1/23/98                                                 5.17%               5.40%
1/26/98                                                 5.12%               5.40%
1/27/98                                                 5.25%               5.40%
1/28/98                                                 5.21%               5.39%
1/29/98                                                 5.19%               5.40%
1/30/98                                                 5.18%               5.42%
2/2/98                                                  5.22%               5.40%
2/3/98                                                  5.23%               5.40%
2/4/98                                                  5.11%               5.42%
2/5/98                                                  5.15%               5.38%
2/6/98                                                  5.17%               5.43%
2/9/98                                                  5.13%               5.41%
2/10/98                                                 5.21%               5.42%
2/11/98                                                 5.20%               5.42%
2/12/98                                                 5.21%               5.43%
2/13/98                                                 5.15%               5.39%
2/16/98                                                 5.21%               5.39%
2/17/98                                                 5.18%               5.40%
2/18/98                                                 5.17%               5.41%
2/19/98                                                 5.19%               5.43%
2/20/98                                                 5.20%               5.44%
2/23/98                                                 5.24%               5.43%
2/24/98                                                 5.32%               5.44%
2/25/98                                                 5.30%               5.42%
2/26/98                                                 5.34%               5.45%
2/27/98                                                 5.31%               5.48%
3/2/98                                                  5.30%               5.42%
3/3/98                                                  5.17%               5.45%
3/4/98                                                  5.15%               5.47%
3/5/98                                                  5.16%               5.47%
3/6/98                                                  5.15%               5.47%
3/9/98                                                  5.09%               5.49%
3/10/98                                                 5.08%               5.47%
3/11/98                                                 5.08%               5.45%
3/12/98                                                 5.08%               5.46%
3/13/98                                                 5.09%               5.48%
3/16/98                                                 5.10%               5.49%
3/17/98                                                 5.14%               5.45%
3/18/98                                                 5.15%               5.46%
3/19/98                                                 5.17%               5.46%
3/20/98                                                 5.17%               5.46%
3/23/98                                                 5.14%               5.45%
3/24/98                                                 5.14%               5.47%
3/25/98                                                 5.17%               5.45%
3/26/98                                                 5.20%               5.45%
3/27/98                                                 5.21%               5.46%
3/30/98                                                 5.21%               5.44%
3/31/98                                                 5.12%               5.47%
4/1/98                                                  5.11%               5.46%
4/2/98                                                  5.09%               5.48%
4/3/98                                                  5.08%               5.47%
4/6/98                                                  5.08%               5.45%
4/7/98                                                  5.04%               5.46%
4/8/98                                                  5.05%               5.45%
4/9/98                                                  5.05%               5.46%
4/10/98                                                 5.05%               5.46%
4/13/98                                                 5.16%               5.43%
4/14/98                                                 5.11%               5.46%
4/15/98                                                 5.07%               5.46%
4/16/98                                                 5.05%               5.47%
4/17/98                                                 5.04%               5.45%
4/20/98                                                 5.02%               5.47%
4/21/98                                                 5.07%               5.44%
4/22/98                                                 5.08%               5.46%
4/23/98                                                 5.08%               5.44%
4/24/98                                                 5.06%               5.45%
4/27/98                                                 5.05%               5.51%
4/28/98                                                 5.06%               5.49%
4/29/98                                                 5.06%               5.49%
4/30/98                                                 4.97%               5.49%
5/1/98                                                  5.00%               5.46%
5/4/98                                                  5.02%               5.47%
5/5/98                                                  5.11%               5.46%
5/6/98                                                  5.10%               5.49%
5/7/98                                                  5.10%               5.46%
5/8/98                                                  5.12%               5.47%
5/11/98                                                 5.12%               5.48%
5/12/98                                                 5.13%               5.47%
5/13/98                                                 5.12%               5.48%
5/14/98                                                 5.16%               5.49%
5/15/98                                                 5.16%               5.49%
5/18/98                                                 5.17%               5.50%
5/19/98                                                 5.20%               5.50%
5/20/98                                                 5.18%               5.48%
5/21/98                                                 5.23%               5.48%
5/22/98                                                 5.21%               5.48%
5/25/98                                                 5.21%               5.48%
5/26/98                                                 5.10%               5.48%
5/27/98                                                 5.09%               5.49%
5/28/98                                                 5.05%               5.48%
5/29/98                                                 5.01%               5.47%
6/1/98                                                  4.97%               5.49%
6/2/98                                                  5.20%               5.46%
6/3/98                                                  5.11%               5.48%
6/4/98                                                  5.11%               5.48%
6/5/98                                                  5.11%               5.48%
6/8/98                                                  5.12%               5.49%
6/9/98                                                  5.14%               5.48%
6/10/98                                                 5.13%               5.49%
6/11/98                                                 5.09%               5.48%
6/12/98                                                 5.11%               5.49%
6/15/98                                                 5.11%               5.47%
6/16/98                                                 5.16%               5.47%
6/17/98                                                 5.21%               5.48%
6/18/98                                                 5.18%               5.49%
6/19/98                                                 5.15%               5.48%
6/22/98                                                 5.12%               5.49%
6/23/98                                                 5.07%               5.48%
6/24/98                                                 5.04%               5.50%
6/25/98                                                 5.00%               5.48%
6/26/98                                                 4.99%               5.49%
6/29/98                                                 5.00%               5.50%
6/30/98                                                 5.08%               5.47%
7/1/98                                                  5.10%               5.48%
7/2/98                                                  5.06%               5.48%
7/3/98                                                  5.05%               5.48%
7/6/98                                                  5.05%               5.48%
7/7/98                                                  5.10%               5.49%
7/8/98                                                  5.08%               5.48%
7/9/98                                                  5.05%               5.47%
7/10/98                                                 5.04%               5.47%
7/13/98                                                 5.07%               5.47%
7/14/98                                                 5.14%               5.49%
7/15/98                                                 5.13%               5.48%
7/16/98                                                 5.16%               5.47%
7/17/98                                                 5.14%               5.49%
7/20/98                                                 5.12%               5.48%
7/21/98                                                 5.07%               5.50%
7/22/98                                                 5.07%               5.47%
7/23/98                                                 5.09%               5.48%
7/24/98                                                 5.08%               5.48%
7/27/98                                                 5.07%               5.51%
7/28/98                                                 5.06%               5.49%
7/29/98                                                 5.06%               5.50%
7/30/98                                                 5.07%               5.50%
7/31/98                                                 5.08%               5.50%
8/3/98                                                  5.11%               5.50%
8/4/98                                                  5.08%               5.49%
8/5/98                                                  5.08%               5.47%
8/6/98                                                  5.02%               5.49%
8/7/98                                                  4.98%               5.49%
8/10/98                                                 4.97%               5.49%
8/11/98                                                 5.02%               5.47%
8/12/98                                                 4.99%               5.49%
8/13/98                                                 5.06%               5.47%
8/14/98                                                 5.01%               5.47%
8/17/98                                                 5.05%               5.48%
8/18/98                                                 5.08%               5.48%
8/19/98                                                 5.06%               5.47%
8/20/98                                                 5.04%               5.47%
8/21/98                                                 4.98%               5.46%
8/24/98                                                 5.05%               5.47%
8/25/98                                                 5.07%               5.48%
8/26/98                                                 5.05%               5.47%
8/27/98                                                 4.97%               5.47%
8/28/98                                                 4.88%               5.48%
8/31/98                                                 4.83%               5.43%
9/1/98                                                  4.90%               5.42%
9/2/98                                                  4.89%               5.42%
9/3/98                                                  4.84%               5.43%
9/4/98                                                  4.85%               5.41%
9/7/98                                                  4.86%               5.41%
9/8/98                                                  4.87%               5.43%
9/9/98                                                  4.86%               5.40%
9/10/98                                                 4.78%               5.38%
9/11/98                                                 4.86%               5.35%
9/14/98                                                 4.84%               5.33%
9/15/98                                                 4.79%               5.34%
9/16/98                                                 4.71%               5.34%
9/17/98                                                 4.67%               5.31%
9/18/98                                                 4.61%               5.30%
9/21/98                                                 4.66%               5.32%
9/22/98                                                 4.80%               5.32%
9/23/98                                                 4.68%               5.30%
9/24/98                                                 4.59%               5.20%
9/25/98                                                 4.49%               5.20%
9/28/98                                                 4.43%               5.13%
9/29/98                                                 4.39%               5.08%
9/30/98                                                 4.36%               5.12%
10/1/98                                                 4.24%               5.14%
10/2/98                                                 4.19%               5.08%
10/5/98                                                 4.11%               5.08%
10/6/98                                                 4.16%               5.10%
10/7/98                                                 4.12%               5.14%
10/8/98                                                 3.90%               5.13%
10/9/98                                                 3.89%               5.11%
10/12/98                                                3.89%               5.11%
10/13/98                                                3.88%               5.10%
10/14/98                                                4.01%               5.11%
10/15/98                                                3.91%               5.13%
10/16/98                                                3.62%               5.00%
10/19/98                                                3.80%               4.98%
10/20/98                                                3.99%               4.95%
10/21/98                                                3.98%               4.95%
10/22/98                                                3.97%               5.00%
10/23/98                                                3.98%               5.02%
10/26/98                                                4.09%               4.97%
10/27/98                                                4.16%               4.96%
10/28/98                                                4.26%               4.96%
10/29/98                                                4.31%               4.96%
10/30/98                                                4.32%               5.05%
11/2/98                                                 4.40%               5.07%
11/3/98                                                 4.49%               5.05%
11/4/98                                                 4.57%               5.03%
11/5/98                                                 4.56%               5.10%
11/6/98                                                 4.64%               5.14%
11/9/98                                                 4.63%               5.15%
11/10/98                                                4.56%               5.13%
11/11/98                                                4.56%               5.13%
11/12/98                                                4.46%               5.13%
11/13/98                                                4.46%               5.12%
11/16/98                                                4.51%               5.06%
11/17/98                                                4.39%               5.15%
11/18/98                                                4.43%               4.97%
11/19/98                                                4.44%               4.97%
11/20/98                                                4.45%               5.00%
11/23/98                                                4.59%               4.97%
11/24/98                                                4.60%               4.97%
11/25/98                                                4.56%               5.00%
11/26/98                                                4.55%               5.00%
11/27/98                                                4.52%               5.00%
11/30/98                                                4.48%               5.02%
12/1/98                                                 4.49%               5.08%
12/2/98                                                 4.48%               5.03%
12/3/98                                                 4.43%               5.04%
12/4/98                                                 4.47%               5.02%
12/7/98                                                 4.49%               5.02%
12/8/98                                                 4.42%               5.00%
12/9/98                                                 4.41%               4.98%
12/10/98                                                4.48%               4.99%
12/11/98                                                4.50%               5.03%
12/14/98                                                4.49%               5.00%
12/15/98                                                4.49%               5.00%
12/16/98                                                4.42%               4.99%
12/17/98                                                4.46%               5.01%
12/18/98                                                4.49%               5.00%
12/21/98                                                4.51%               5.01%
12/22/98                                                4.50%               5.00%
12/23/98                                                4.58%               5.02%
12/24/98                                                4.56%               5.03%
12/25/98                                                4.56%               5.03%
12/28/98                                                4.52%               5.03%
12/29/98                                                4.59%               5.07%
12/30/98                                                4.54%               4.86%
12/31/98                                                4.45%               4.84%
Source: BLOOMBERG L.P.

NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the Fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

AMY TREANOR--portfolio manager, has managed the Schwab Government Cash Reserves since its inception in April 1998 through December 31, 1998. Amy joined CSIM in 1992 as associate portfolio trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was portfolio manager and assistant vice president with Capitalcorp Asset Management.

PLEASE NOTE THAT GOING FORWARD THE FUND WILL BE MANAGED BY LINDA KLINGMAN. LINDA, A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, HAS MANAGED THE SCHWAB MONEY MARKET FUND SINCE APRIL OF 1991 AND THE SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- SINCE ITS INCEPTION IN 1992. LINDA JOINED CSIM IN 1990 AND WAS PROMOTED TO HER CURRENT POSITION IN AUGUST 1996. PRIOR TO JOINING CSIM, LINDA WAS SENIOR MONEY MARKET TRADER WITH AIM MANAGEMENT.

SCHWAB GOVERNMENT CASH RESERVES
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

------------------------------------------------------------------------------
Seven-Day Yield                                               4.21%
------------------------------------------------------------------------------
Seven-Day Effective Yield                                     4.30%
------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was reduced during the reporting period. Without this reduction, as of 12/31/98, the seven-day and seven-day effective yields for the Fund would have been 3.80% and 3.87%, respectively.

PORTFOLIO COMPOSITION

The Schwab Government Cash Reserves invests exclusively in short-term U.S. government securities and repurchase agreements for these securities. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of the holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS AS OF 12/31/98
U.S. Government Securities                                                            100%

(2)These percentages do not take into account other assets and liabilities.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

ASSETS

------------------------------------------------
Total net assets as of 12/31/98
(000s):                                $  25,256
------------------------------------------------

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

------------------------------------------------
Last seven days:                           4.21%
------------------------------------------------
Last three months:                         4.29%
------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS(1)

MATURITY RANGE               6/30/98    9/30/98   12/31/98
-----------------------------------------------------------
0-15 days                       18.9%      42.5%      17.2%
-----------------------------------------------------------
16-30 days                      41.5%      34.3%      18.1%
-----------------------------------------------------------
31-60 days                      28.1%       9.2%      45.4%
-----------------------------------------------------------
61-90 days                       9.9%       4.2%      19.3%
-----------------------------------------------------------
91-120 days                      1.6%       1.0%       0.0%
-----------------------------------------------------------
More than 120 days               0.0%       8.8%       0.0%
-----------------------------------------------------------
Weighted average              33 days    31 days    42 days
-----------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during these periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB GOVERNMENT CASH RESERVES
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                 Par         Value
                                ------      -------
U.S. GOVERNMENT SECURITIES -- 100.5%
Federal Home Loan Bank
   5.47%, 01/25/99              $  110      $   110
   5.37%, 02/12/99                 967          961
Federal Home Loan Mortgage
  Corporation
   5.09%, 01/14/99               1,500        1,497
   5.11%, 01/20/99                 500          499
   5.14%, 01/26/99               1,000          997
   5.11%, 01/29/99               3,000        2,988
   5.01%, 02/03/99               1,000          995
   5.13%, 02/10/99               1,800        1,790
   5.08%, 02/25/99               1,500        1,489
   4.97%, 02/26/99               1,000          992
   5.05%, 03/01/99               1,000          992
   5.01%, 03/02/99                 500          496
   5.04%, 03/05/99               1,000          991
   5.04%, 03/19/99                 540          534
   5.06%, 03/23/99                 500          494


                                 Par         Value
                                ------      -------
Federal National Mortgage Association
   5.27%, 01/04/99              $  359      $   359
   5.13%, 01/07/99               1,500        1,499
   5.13%, 01/08/99               1,000          999
   4.92%, 02/05/99                 190          189
   5.16%, 02/05/99                 989          984
   5.08%, 02/16/99                 350          348
   5.09%, 02/16/99               2,000        1,987
   5.02%, 03/01/99                 815          808
   5.03%, 03/11/99               2,400        2,377
                                            -------

TOTAL U.S. GOVERNMENT SECURITIES
(COST $25,375)                               25,375
                                            -------
TOTAL INVESTMENTS -- 100.5%
  (Cost $25,375)                             25,375
                                            -------
OTHER ASSETS AND LIABILITIES -- (0.5%)
   Other assets                                  10
   Liabilities                                 (129)
                                            -------
                                               (119)
                                            -------
TOTAL NET ASSETS -- 100.0%                  $25,256
                                            =======


NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase.Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1998

ASSETS
Investments, at value (Cost: $25,375)                                   $25,375
Cash                                                                          4
Receivables:
  Investment adviser                                                          1
Prepaid expenses                                                              5
                                                                        -------
     Total assets                                                        25,385
                                                                        -------
LIABILITIES
Payables:
   Dividends                                                                108
   Transfer agency and shareholder service fees                               1
Other liabilities                                                            20

                                                                        -------
     Total liabilities                                                      129
                                                                        -------
Net assets applicable to outstanding shares                             $25,256
                                                                        =======
NET ASSETS CONSIST OF:
Paid-in-capital                                                         $25,257
Accumulated net realized loss on investments sold                            (1)
                                                                        -------
                                                                        $25,256
                                                                        =======

PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)     25,257
Net asset value, offering and redemption price per share                 $ 1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS (in thousands)
For the period ended December 31, 1998 1

Interest income                                                            $361
                                                                           ----
Expenses:
   Investment advisory and administration fees                               31
   Transfer agency and shareholder service fees                              31
   Custodian and portfolio accounting fees                                    9
   Registration fees                                                         18
   Professional fees                                                         12
   Shareholder reports                                                        6
   Trustees' fees                                                             7
   Insurance and other expenses                                               2
                                                                           ----
                                                                            116
Less: expenses reduced (see Note 4)                                         (52)
                                                                           ----
     Total expenses incurred by Fund                                         64
                                                                           ----
Net investment income                                                       297
Net realized loss on investments sold                                        (1)
                                                                           ----
Increase in net assets resulting from operations                           $296
                                                                           ====

1 For the period from April 1, 1998 (commencement of operations) to December 31,
  1998.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
For the period ended December 31,

                                                                        1998 1
                                                                       --------
Operations:
   Net investment income                                               $    297
   Net realized loss on investments sold                                     (1)
                                                                       --------
Increase in net assets resulting from operations                            296
                                                                       --------
Dividends to shareholders from net investment income                       (297)
                                                                       --------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                            103,720
   Net asset value of shares issued in reinvestment of dividends            175
   Less payments for shares redeemed                                    (78,638)
                                                                       --------
   Increase in net assets from capital share transactions                25,257
                                                                       --------
     Total increase in net assets                                        25,256
Net assets:
   Beginning of period                                                       --
                                                                       --------
   End of period                                                       $ 25,256
                                                                       ========

1 For the period from April 1, 1998 (commencement of operations) to December 31,
  1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                        1998 1
                                                                       -------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net asset value at beginning of period                                 $  1.00
                                                                       -------
From investment operations:
   Net investment income                                                  0.03
                                                                       -------
   Total from investment operations                                       0.03
Less distributions:
   Dividends from net investment income                                  (0.03)
                                                                       -------
   Total distributions                                                   (0.03)
                                                                       -------
NET ASSET VALUE AT END OF PERIOD                                       $  1.00
                                                                       =======
Total return (%)                                                          3.46**

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets                     0.95*
Reductions reflected in above expense ratio                               0.77*
Ratio of net investment income to average net assets                      4.41*
Net assets, end of period (000s)                                       $25,256


1 For the period from April 1, 1998 (commencement of operations) to December 31,
  1998.
*  Annualized.
** Not annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted.)


1. DESCRIPTION OF THE FUND

The Schwab Government Cash Reserves (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and Schwab Retirement Money Fund.(REGISTRATION MARK) The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the Fund are charged directly to that Fund. Expenses common to all series of the Trust generally are allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The Investment Adviser has reduced a portion of its fees for the period ended December 31, 1998 (see Note
4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.45% of the Fund's average daily net assets. Schwab has reduced a portion of its fees for the period ended December 31, 1998 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the period ended December 31, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees aggregating $7 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The Investment Adviser and Schwab voluntarily agree that the Fund's total operating expenses will not exceed 0.95% of the Fund's average daily net assets, after reductions. For the purpose of this voluntary agreement operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the period ended December 31, 1998, the totals of such reductions by the Investment Adviser and Schwab were $31 and $21, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Government Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Cash Reserves (one series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period April 1, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
January 29, 1999

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
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Schwab MarketTrack Conservative Portfolio
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SCHWAB STOCK FUNDS
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Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(1) that seek high current income consistent with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1)Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

SchwabFunds-Registered Trademark-

101 Montgomery Street
San Francisco, California 94104





INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1999 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20423 (0199-0837) MKT3856(1/99)